SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
Year Ended December 31, 2024 and 2023		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2024	$198,186	$156,952	$50,266	($9,032)	$54,136
	2023	242,958	173,987	50,327	18,644	49,657
Santa Elena(3)	2024	288,202	124,246	47,942	116,014	49,575
	2023	224,356	117,191	39,950	67,215	49,062
La Encantada	2024	65,336	56,119	15,850	(6,633)	8,876
	2023	64,118	56,443	12,186	(4,511)	8,608
Non-producing Properties	2024	-	-	146	(146)	540
	2023	-	-	291	(291)	637
United States
Jerritt Canyon(2)(3)	2024	4,001	2,736	6,780	(5,515)	11,160
	2023	40,521	74,682	18,891	(53,052)	28,113
First Mint(1)	2024	16,000	10,775	472	4,753	-
	2023	8,890	5,603	-	-	-
Others	2024	-	2,021	2,545	(4,566)	3,043
	2023	-	272	3,019	(5)	4,892
Intercompany elimination	2024	(11,121)	(8,146)	-	(2,975)	-
	2023	(7,041)	(4,683)	-	(2,358)	-
Consolidated	2024	$560,604	$344,703	$124,001	$91,900	$127,329
	2023	$573,801	$423,495	$124,664	$25,642	$140,970

(1) The First Mint segment is inclusive of operations from the Company's bullion store and its minting facility located in Nevada. This segment generated coin  and bullion revenue of $16.0 million (2023 - $8.9 million) from coins and bullion sales of 521,979 silver ounces (2023 - 290,432) at an average price of $30.66 per ounce (2023 - $26.60). Prior period information relating to First Mint was previously shown within the "Others" segment.

(2) Cost of Sales for Jerritt Canyon is inclusive of one time standby costs incurred in 2023 (Note 6).

(3) Santa Elena and Jerritt Canyon have incurred mine holding costs related to care and maintenance and temporary suspension activities (Note 8).

At December 31, 2024 and 2023		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
		Producing	Exploration
Mexico
San Dimas	2024	$221,657	$40,718	$90,103	$352,478	$542,760	$87,791
	2023	227,942	24,696	97,112	349,750	581,639	89,280
Santa Elena	2024	121,733	67,029	90,329	279,091	415,618	124,073
	2023	123,123	50,483	98,513	272,119	363,460	98,100
La Encantada	2024	19,366	4,712	27,534	51,612	98,665	24,128
	2023	22,181	4,461	30,015	56,657	112,310	26,702
Non-producing Properties	2024	60,466	14,875	17,036	92,376	129,348	14,141
	2023	62,566	14,404	17,611	94,580	141,841	17,794
United States
Jerritt Canyon	2024	356,669	91,117	129,057	576,843	608,189	151,670
	2023	350,504	82,645	133,971	567,120	600,101	150,958
First Mint	2024	-	-	4,633	4,633	19,399	1,450
	2023	-	-	1,830	1,830	12,145	1,627
Others	2024	-	36,180	19,941	56,121	165,812	225,464
	2023	-	35,830	27,242	63,072	164,859	233,774
Consolidated	2024	$779,890	$254,632	$378,630	$1,413,154	$1,979,788	$628,717
	2023	$786,316	$212,519	$406,294	$1,405,129	$1,976,355	$618,235